SHAREHOLDER LETTER



Your Fund's Goal: Franklin Strategic Mortgage Portfolio seeks to obtain a high level of total return relative to the performance of the general mortgage securities market by investing primarily in a portfolio of mortgage securities created from pools of mortgages which are issued or guaranteed by the U.S. government, its agencies or instrumentalities.(1)


Dear Shareholder:

This semiannual report for Franklin Strategic Mortgage Portfolio covers the period ended March 31, 2000.

ECONOMIC OVERVIEW

The U.S. economy was extremely strong during the six-month reporting period, as evidenced by the gross domestic product's (GDP) growth rate accelerating to an annualized 7.3% in the fourth quarter of 1999 and the unemployment rate continuing to hover just above 4%. Although tight labor markets did not lead to wage inflation during the period, the Federal Reserve Board (the Fed) was concerned about the dwindling supply of available workers to fill new jobs. In addition, commodity prices rose strongly near the end of the period as global demand recovered from the crises of 1997 and 1998. These combined factors caused the Fed to raise the federal funds target rate three times during the reporting period, to 6.0%.


CONTENTS
Shareholder Letter ....................   1

Performance Summary ...................   5

Financial Highlights &
Statement of Investments ..............   6

Financial Statements ..................  10

Notes to
Financial Statements ..................  13



[PYRAMID GRAPH]



1. U.S. government securities owned by the fund or held under repurchase agreement, but not shares of the fund, are guaranteed by the U.S. government as to the timely payment of principal and interest. Yields and share price are not guaranteed and will fluctuate with market conditions.

All portfolio holdings mentioned in the report are listed by their complete legal titles in the fund's Statement of Investments (SOI), which is a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 7.

With the Fed in a tightening mode, short- and intermediate-term Treasury yields rose substantially during the reporting period and bond prices generally fell. However, expectations for a reduced supply of longer-term Treasuries led to falling yields toward the end of the reporting period. The result of rising short-term yields and declining long-term yields created an unusual situation called a yield curve inversion, where shorter-term yields were higher than longer-term yields.


PORTFOLIO BREAKDOWN
Based on Total Long-Term Investments

                                              3/31/00      9/30/99

30-Year Mortgage Pass-Throughs                 64.93%       78.45%

Adjustable Rate Mortgage                       22.22%        3.79%

15-Year Mortgage Pass-Throughs                 12.29%       15.78%

Balloon Mortgage Pass-Throughs                  0.56%        0.72%

Cash & Equivalents                              0.00%        1.26%


PORTFOLIO NOTES

The inverted yield-curve had an interesting effect on valuations of mortgage-backed pass-through securities, the fund's principal investments. Lower-coupon mortgage pass-throughs are priced based on the yield of 10- to 30-year Treasuries, whereas higher-coupon pass-throughs are priced according to 3- to 5-year Treasury note yields. Because shorter-term yields were higher than longer-term yields during the period as reflected by the inverted yield curve, prices for shorter-term securities were lower than for longer-term securities. Yields and prices move in an inverse relationship, so as one rises the other falls. Therefore, we purchased higher-coupon pass-throughs during the reporting period, because their lower prices offered relatively more attractive yields in this environment than their lower-coupon counterparts.

We also purchased adjustable-rate mortgage (ARM) securities, which made up 22.22% of the fund's total net assets on March 31, 2000. In our opinion, ARMs offered very attractive yields -- about 7.2%, or on average 100 basis points more than the 30-year Treasury bond during the period -- at considerably lower interest-rate risk.(2) With such purchases, we were able to increase the portfolio's yield without an equivalent rise in its interest-rate risk profile.

WHAT IS A MORTGAGE PASS-THROUGH SECURITY?

A mortgage pass-through security represents pooled mortgages that are repackaged into a security and sold to investors. Such securities pass mortgage holder principal and interest payments from the originating financial institutions through a government agency or some other intermediary and then to investors.

2. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. Investment return and share price of Franklin Strategic Mortgage Portfolio fluctuate with market conditions.


DIVIDEND DISTRIBUTIONS*
10/1/99 - 3/31/00

                                                                    DIVIDEND
MONTH                                                               PER SHARE
--------------------------------------------------------------------------------
October                                                            5.2716 cents
November                                                           5.8753 cents
December                                                           5.5024 cents
January                                                            5.5263 cents
February                                                           5.6254 cents
March                                                              5.6369 cents
--------------------------------------------------------------------------------
TOTAL                                                              33.4379 CENTS


Mortgage rates rose during the reporting period, reducing the incentive for homeowners to refinance their mortgages. According to the Federal Home Loan Mortgage Corporation, the conforming 30-year fixed mortgage rate rose from 7.70% on October 1, 1999, to 8.23% on March 31, 2000. At these higher rates, prepayments slowed, which should be positive for mortgage pass-through prices going forward.

Over the near term, we expect the Fed to continue raising interest rates as it attempts to slow the economy to a more sustainable pace of growth. In this environment, we believe the portfolio is well-positioned to provide significantly more income than a comparable portfolio of Treasury securities, without additional interest-rate risk.(2)

Sincerely,

/s/ Roger A. Bayston

Roger A. Bayston
Portfolio Manager
Franklin Strategic Mortgage Portfolio



*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the fund during the reporting period.

This discussion reflects our views, opinions and portfolio holdings as of March 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the fund. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.


SIX-MONTH PERFORMANCE SUMMARY AS OF 3/31/00

Six-month total return does not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A

Six-Month Total Return                   +1.62%
Net Asset Value (NAV)                    $9.56 (3/31/00)        $9.74 (9/30/99)
Change in NAV                            - $0.18
Distributions (10/1/99-3/31/00)          Dividend Income        $0.334379

ADDITIONAL PERFORMANCE
                                                                     INCEPTION
CLASS A                                       1-YEAR     5-YEAR       (2/1/93)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                     +2.18%     +40.94%     +55.19%
Average Annual Total Return(2)                 -2.13%      +6.19%      +5.69%
Distribution Rate(3)                 6.64%
30-Day Standardized Yield(4)         6.66%

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to July 1, 1994, fund shares were offered at a higher initial sales charge; thus actual total returns would be lower. The fund's manager agreed in advance to waive a portion of its management fees, which reduces operating expenses and increases yield, total return and distribution rate to shareholders. Without this waiver, the fund's total return and distribution rate would have been lower and yield for the period would have been 6.08%. The fee waiver may be discontinued at any time upon notice to the fund's Board of Trustees.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, maximum sales charge.

3. Distribution rate is based on an annualization of March's 5.6369 cent per share monthly dividend and the maximum offering price of $9.98 on March 31, 2000.

4. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended March 31, 2000.


Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

For updated performance figures, see "Prices and Performance" at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.


FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Financial Highlights

                                                       SIX MONTHS ENDED
                                                       MARCH 31, 2000                       YEAR ENDED SEPTEMBER 30,
                                                          (UNAUDITED)         1999         1998       1997       1996       1995
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                        $9.74            $10.14      $ 9.96      $9.74      $9.91       $9.42
                                                       -----------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                       .333              .627        .660       .708       .717        .714
 Net realized and unrealized gains (losses)                 (.179)            (.400)       .179       .220      (.170)       .490
                                                       -----------------------------------------------------------------------------
Total from investment operations                             .154              .227        .839       .928       .547       1.204
                                                       -----------------------------------------------------------------------------
Less distributions from net investment income               (.334)(d)         (.627)      (.659)     (.708)     (.717)      (.714)
                                                       -----------------------------------------------------------------------------
Net asset value, end of period                              $9.56            $ 9.74      $10.14      $9.96      $9.74       $9.91
                                                       -----------------------------------------------------------------------------
Total return(a)                                              1.62%             2.30%       8.71%      9.84%      5.69%      13.27%
                                                       -----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                         $39,359           $32,877     $14,551     $8,934     $6,847      $5,980
Ratios to average net assets:
 Expenses                                                     -- %              -- %        -- %       -- %       -- %        -- %
 Expenses excluding waiver and payments by affiliate          .57%(b)           .65%        .74%       .82%      1.11%       1.24%
 Net investment income                                       6.92%(b)          6.32%       6.56%      7.18%      7.26%       7.42%
Portfolio turnover rate(c)                                  18.89%            41.72%      38.15%     13.59%     17.64%      34.20%


(a) Total return does not reflect sales commissions and is not annualized for periods less than one year.

(b)  Annualized

(c)  The portfolio turnover rate excludes mortgage dollar roll transactions.

(d) Includes distributions in excess of net investment income in the amount of $.001.


                      See notes to financial statements.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS, MARCH 31, 2000 (UNAUDITED)



                                                                   PRINCIPAL
                                                                    AMOUNT             VALUE
----------------------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 117.8%
   FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) 28.2%
   9.00%, 6/01/01 ........................................       $    14,192       $    14,209
   6.50%, 11/01/01 .......................................            93,757            92,816
   6.50%, 3/01/09 ........................................            60,737            58,889
   7.00%, 6/01/09 ........................................            37,695            37,068
   8.00%, 1/01/10 ........................................            16,041            16,252
   7.50%, 4/01/10 ........................................            24,104            24,180
   6.50%, 4/01/11 ........................................            36,831            35,610
   7.00%, 7/01/11 ........................................            51,677            50,768
   6.845%, 11/01/16 ......................................         1,514,250         1,534,762
   6.875%, 4/01/18 .......................................         1,068,309         1,100,971
   6.988%, 11/01/19 ......................................         1,546,252         1,596,623
   6.928%, 5/01/20 .......................................         1,922,057         1,959,294
   6.80%, 5/01/22 ........................................         1,366,449         1,409,903
   9.50%, 12/01/22 .......................................            32,268            34,066
   7.00%, 6/01/24 ........................................            63,880            61,778
   7.50%, 7/01/24 ........................................            75,120            74,218
   8.00%, 7/01/24 ........................................            35,748            35,980
   8.50%, 12/01/24 .......................................            79,779            81,546
   8.00%, 6/01/25 ........................................             6,040             6,075
   7.00%, 9/01/25 ........................................            50,058            48,322
   7.00%, 10/01/25 .......................................            18,253            17,620
   7.50%, 10/01/25 .......................................            16,144            15,938
   7.50%, 1/01/26 ........................................            29,988            29,607
   8.00%, 1/01/26 ........................................            28,668            28,831
   7.00%, 3/01/26 ........................................            87,114            83,934
   7.50%, 5/01/26 ........................................            20,812            20,533
   7.50%, 1/01/27 ........................................            28,783            28,396
   7.00%, 4/01/28 ........................................           365,778           352,288
   7.00%, 5/01/28 ........................................           337,461           325,143
   6.50%, 6/01/29 ........................................           490,554           460,773
(a)7.00%, 4/01/30 ........................................         1,491,435         1,435,506
                                                                                    ----------
 TOTAL FEDERAL HOME LOAN MORTGAGE CORP. (COST $11,116,332).......................   11,071,899
                                                                                    ----------


   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) 61.6%
   6.00%, 3/01/01 ........................................           127,700           125,251
   6.50%, 9/01/08 ........................................            61,192            59,419
   7.00%, 7/01/09 ........................................            47,993            47,218
   7.50%, 7/01/09 ........................................            21,838            21,925
   6.00%, 3/01/11 ........................................           865,911           816,634
   6.50%, 4/01/11 ........................................            30,771            29,751
   7.50%, 6/01/11 ........................................           350,226           351,084
   7.00%, 11/01/11 .......................................            17,745            17,444
   7.50%, 7/01/12 ........................................           249,030           249,640
   6.00%, 5/01/13 ........................................           902,587           849,476
   5.50%, 5/01/14 ........................................           718,575           661,940
   6.50%, 5/01/14 ........................................           765,153           736,845
   7.105%, 4/01/18 .......................................           386,890           397,263
   6.00%, 12/01/23 .......................................            19,269            17,736



   FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
   STATEMENT OF INVESTMENTS, MARCH 31, 2000 (UNAUDITED) (CONT.)



                                                                           PRINCIPAL
                                                                            AMOUNT           VALUE
   --------------------------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES (CONT.)
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
   6.50%, 6/01/24 ...............................................       $   326,156       $   307,823
   7.00%, 6/01/24 ...............................................           170,498           164,651
   8.50%, 7/01/24 ...............................................            17,178            17,531
   7.62%, 12/01/24 ..............................................           939,970           940,863
   8.00%, 1/01/25 ...............................................            46,662            46,904
   9.00%, 1/01/25 ...............................................            42,651            44,160
   7.50%, 8/01/25 ...............................................            81,887            80,807
   7.50%, 11/01/25 ..............................................            17,414            17,184
   8.00%, 12/01/25 ..............................................           111,115           111,692
   7.00%, 1/01/26 ...............................................            32,146            31,014
   7.00%, 6/01/26 ...............................................            44,516            42,904
   8.00%, 6/01/26 ...............................................             4,754             4,774
   8.00%, 7/01/26 ...............................................            10,559            10,605
   8.00%, 8/01/26 ...............................................            21,713            21,807
   7.50%, 10/01/26 ..............................................            23,312            22,990
   7.00%, 4/01/27 ...............................................           163,728           157,541
   6.50%, 12/01/27 ..............................................         1,634,117         1,533,993
   6.00%, 3/01/28 ...............................................           913,288           832,622
   6.50%, 3/01/28 ...............................................           819,584           769,479
   7.00%, 10/01/28 ..............................................           758,749           729,767
   6.00%, 12/01/28 ..............................................           949,344           865,493
   6.00%, 2/01/29 ...............................................           966,296           880,948
   6.00%, 3/01/29 ...............................................           483,900           441,160
   6.50%, 3/01/29 ...............................................           972,378           912,340
   6.00%, 4/01/29 ...............................................           466,944           425,337
(a)6.50%, 4/01/29 ...............................................         2,170,985         2,035,977
   6.50%, 4/01/29 ...............................................           977,366           917,020
(a)7.00%, 4/01/29 ...............................................         2,695,000         2,592,253
(a)7.50%, 4/01/30 ...............................................         3,247,730         3,193,939
(a)8.00%, 4/01/30 ...............................................           699,430           701,616
(a)8.50%, 4/01/30 ...............................................         1,000,000         1,020,000
                                                                                           ----------
   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (COST $24,805,064) .......................  24,256,820
                                                                                           ----------


   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA), SF, 26.5%
   7.00%, 4/15/14 ...............................................           724,302           714,892
   9.00%, 12/15/16 ..............................................            66,995            69,923
   10.00%, 10/15/18 .............................................            22,549            24,039
   9.50%, 10/15/20 ..............................................            49,614            52,237
   8.00%, 2/15/23 ...............................................            94,662            96,149
   7.00%, 6/15/23 ...............................................           152,440           148,689
   7.50%, 6/15/23 ...............................................            35,369            35,279
   6.50%, 1/15/24 ...............................................           182,030           173,185
   8.50%, 7/15/24 ...............................................            39,072            40,218
   8.00%, 1/15/25 ...............................................            13,647            13,836
   7.50%, 9/15/25 ...............................................            45,090            44,843
   7.00%, 1/15/26 ...............................................            33,884            32,926
   7.50%, 1/15/26 ...............................................            38,898            38,645
   7.00%, 3/15/26 ...............................................            16,314            15,853


FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS, MARCH 31, 2000 (UNAUDITED) (CONT.)



                                                                                                       PRINCIPAL
                                                                                                        AMOUNT              VALUE
   ---------------------------------------------------------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES (CONT.)
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA), SF, (CONT.)
   7.50%, 5/15/26 ...........................................................................       $     12,725        $    12,642
   8.00%, 6/15/26 ...........................................................................             30,665             31,071
   8.50%, 8/15/26 ...........................................................................              4,249              4,367
   8.00%, 8/20/26 ...........................................................................             10,683             10,757
   7.50%, 10/15/26 ..........................................................................             26,740             26,566
   8.00%, 7/15/27 ...........................................................................            782,884            792,253
   7.50%, 9/15/27 ...........................................................................            572,802            568,767
   8.00%, 11/15/27 ..........................................................................             23,744             24,029
   7.00%, 12/15/27 ..........................................................................            997,046            967,070
   8.00%, 1/15/28 ...........................................................................            664,487            672,406
   6.50%, 4/15/28 ...........................................................................            468,033            441,960
   7.50%, 5/15/28 ...........................................................................            546,324            541,954
   6.50%, 2/15/29 ...........................................................................            427,372            403,343
   6.00%, 3/15/29 ...........................................................................            493,084            451,570
   6.50%, 4/15/29 ...........................................................................            490,938            463,335
   7.00%, 4/15/29 ...........................................................................            673,534            652,698
   6.50%, 5/15/29 ...........................................................................          1,537,573          1,451,122
   7.00%, 5/15/29 ...........................................................................            736,153            713,379
   7.50%, 10/15/29 ..........................................................................            700,070            694,374
                                                                                                                         ----------
   TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (COST $10,747,638) ........................                            10,424,377
                                                                                                                         ----------
   PRUDENTIAL HOME MORTGAGE SECURITIES (PHMS) 1.5%
   7.265%, 7/25/18 (COST $605,579) ..........................................................            607,097            600,931
                                                                                                                         ----------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $47,274,613) ......................................                            46,354,027
                                                                                                                         ==========
(b)REPURCHASE AGREEMENT 8.8%
   Joint Repurchase Agreement, 6.081%, 4/03/00, (Maturity Value $3,473,481)
    (COST $3,471,722) .......................................................................          3,471,722          3,471,722
    Banc of America Securities LLC
    Barclays Capital Inc.
    Bear, Stearns & Co. Inc.
    Chase Securities Inc.
    Donaldson, Lufkin & Jenrette Securities Corp.
    Dresdner Kleinwort Benson, North America LLC
    The Goldman Sachs Group Inc.
    Lehman Brothers Holdings Inc.
    Nesbitt Burns Inc.
    Paribas Corp.
    Societe Generale
    Warburg Dillon Read LLC
     Collateralized by U.S. Treasury Bills and Notes
                                                                                                                         ----------
   TOTAL INVESTMENTS (COST $50,746,335) 126.6% ..............................................                            49,825,749
                                                                                                                        -----------
   OTHER ASSETS, LESS LIABILITIES (26.6%) ...................................................                           (10,466,549)
                                                                                                                        -----------
   NET ASSETS 100.0% ........................................................................                           $39,359,200
                                                                                                                        ===========




(a) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

(b) Investment is through participation in a joint account with other funds managed by the investment advisor. At March 31, 2000, all repurchase agreements had been entered into on that date.



                       See notes to financial statements.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2000 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $50,746,335) ...............        $49,825,749
 Receivables:
  Capital shares sold .................................................            441,379
  Interest ............................................................            235,164
                                                                               -----------
      Total assets ....................................................         50,502,292
                                                                               -----------

Liabilities:
 Payables:
  Investment securities purchased .....................................         10,956,648
  Capital shares redeemed .............................................             92,687
  Shareholders ........................................................                802
 Distributions to shareholders ........................................             92,955
                                                                               -----------
      Total liabilities ...............................................         11,143,092
                                                                               -----------
       Net assets, at value ...........................................        $39,359,200
                                                                               -----------
 Net assets consist of:
 Accumulated distributions in excess of net investment income .........            $(6,076)
 Net unrealized depreciation ..........................................           (920,586)
 Accumulated net realized loss ........................................           (316,048)
 Capital shares .......................................................         40,601,910
                                                                               ===========
      Net assets, at value ............................................        $39,359,200
                                                                               ===========
 Net asset value per share ($39,359,200 / 4,115,148 shares outstanding)              $9.56
                                                                               ===========
 Maximum offering price per share ($9.56 / 95.75%) ....................              $9.98
                                                                               ===========


                     See notes to financial statements.


FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)



Investment income:
 Interest ..................................................................  $1,246,433
                                                                              ----------
Expenses:
 Management fees (Note 3) ..................................................      72,192
 Transfer agent fees (Note 3) ..............................................       8,356
 Custodian fees ............................................................          57
 Reports to shareholders ...................................................       1,097
 Registration and filing fees ..............................................      13,095
 Professional fees .........................................................       6,567
 Other .....................................................................         892
                                                                              ----------
      Total expenses .......................................................     102,256
      Expenses waived/paid by affiliate (Note 3) ...........................    (102,256)
                                                                              ----------
       Net investment income ...............................................   1,246,433
                                                                              ----------
 Realized and unrealized losses:
 Net realized loss from investments ........................................    (144,699)
 Net unrealized depreciation on investments ................................    (455,800)
                                                                              ----------
Net realized and unrealized loss ...........................................    (600,499)
                                                                              ----------
Net increase in net assets resulting from operations .......................  $  645,934
                                                                              ==========


                       See notes to financial statements.


FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED) AND
THE YEAR ENDED SEPTEMBER 30, 1999


                                                                                          SIX MONTHS ENDED       YEAR ENDED
                                                                                           MARCH 31, 2000     SEPTEMBER 30, 1999
                                                                                          --------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................................................         $1,246,433               $1,396,274
  Net realized loss from investments ...............................................           (144,699)                 (20,112)
  Net unrealized depreciation on investments .......................................           (455,800)                (889,175)
                                                                                          --------------------------------------
      Net increase in net assets resulting from operations .........................            645,934                  486,987
 Distributions to shareholders from:
  Net investment income ............................................................         (1,246,433)              (1,391,928)
  In excess of net investment income ...............................................             (6,076)                      --
                                                                                          --------------------------------------
 Total distributions to shareholders ...............................................         (1,252,509)              (1,391,928)
 Capital share transactions (Note 2) ...............................................          7,089,452               19,230,447
                                                                                          --------------------------------------
      Net increase in net assets ...................................................          6,482,877               18,325,506
Net assets:
 Beginning of period ...............................................................         32,876,323               14,550,817
                                                                                          --------------------------------------
 End of period .....................................................................        $39,359,200              $32,876,323
                                                                                          ======================================
Accumulated distributions in excess of net investment income included in net assets:
 End of period .....................................................................            $(6,076)             $        --
                                                                                          ======================================

                     See notes to financial statements.



FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Mortgage Portfolio (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Trust consists of one Fund, the Franklin Strategic Mortgage Portfolio (the
Fund), which seeks total return. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily and distributed monthly to shareholders.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

e. MORTGAGE DOLLAR ROLLS:

The Fund may enter into dollar roll transactions under which it may sell mortgage-backed securities and agree to repurchase mortgage-backed securities at an agreed upon price in the future. When the repurchased securities are substantially similar to those sold, the transaction is accounted for as a financing transaction and any gain or loss is deferred until the disposition of the repurchased security. If the securities repurchased are not substantially similar to those sold, the transaction is accounted for as a sale and subsequent purchase, and any gain or loss is realized at the commencement of the dollar roll transaction.


FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Notes to Financial Statements (unaudited)(continued)


2. SHARES OF BENEFICIAL INTEREST

At March 31, 2000, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                PERIOD ENDED                            YEAR ENDED
                                                               MARCH 31, 2000                       SEPTEMBER 30, 1999
                                                        ---------------------------------------------------------------------
                                                          SHARES             AMOUNT              SHARES            AMOUNT
                                                        ---------------------------------------------------------------------
Shares sold ..................................          1,427,533         $13,682,547           2,311,776         $22,889,797
Shares issued in reinvestment of distributions             74,644             715,597              73,906             729,087
Shares redeemed ..............................           (763,225)         (7,308,692)           (444,661)         (4,388,437)
                                                        ---------------------------------------------------------------------
Net increase .................................            738,952          $7,089,452           1,941,021         $19,230,447
                                                        =====================================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, Inc. (FT Services) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, principal underwriter, administrative manager, and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

      ANNUALIZED
       FEE RATE     AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------------

         .40%       First $250 million
         .38%       Over $250 million, up to and including $500 million
         .36%       In excess of $500 million


Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

Advisers agreed in advance to waive management fees and assume payment of other expenses, as noted in the Statement of Operations.

Distributors received net commissions from sales of Fund shares for the period of $7,338.

At March 31, 2000, Franklin Resources owned 16.99% of the Fund.

Included in professional fees are legal fees of $51 that were paid to a law firm in which a partner is an officer of the Fund.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Notes to Financial Statements (unaudited)(continued)

4. INCOME TAXES

At March 31, 2000, the net unrealized depreciation based on the cost of investments for income tax purposes of $50,752,885 was as follows:

  Unrealized appreciation ....................  $    97,083
  Unrealized depreciation ....................   (1,024,219)
  Net unrealized depreciation ................  $  (927,136)
                                                ===========

At September 30, 1999, the Fund had tax basis capital losses of $144,687 which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:

         2002 ................................  $ 90,251
         2004 ................................    54,436
                                                  ------
                                                $144,687
                                                ========

At September 30, 1999 the Fund has deferred capital losses occurring subsequent to October 31, 1998 of $20,112. For tax purposes, such losses will be reflected in the year ending September 30, 2000.

Net realized capital gains and losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales and mortgage dollar roll transactions.

Distributions of income to shareholders may not equal net investment income due to differing treatments of mortgage dollar roll transactions for book and tax purposes.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended March 31, 2000 aggregated $21,649,734 and $6,912,191, respectively.